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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2008

                (Please read instructions before preparing form.)

If amended report check here: [_]

     Kurt F. Somerville
Name of Institutional Investment Manager

     Hemenway & Barnes     60 State Street      Boston,      MA        02109
     Business Address          (Street)         (City)     (State)     (Zip)

     (617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION

   Intentional misstatements or omissions of facts constitute Federal Criminal
                                   Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                         Form and that the submission of
   any amendment represents that all unamended items, statements and schedules remain true, correct and
                        complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May, 2008.

                                             Kurt F. Somerville
                                             -----------------------------------
                                             (Name of Institutional
                                             Investment Manager)


                                             -----------------------------------
                                             (Manual Signature of Person
                                             Duly Authorized to Submit
                                             This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                         13F File No.:   Name:                13F File No.:
-----                         -------------   -----                -------------
1. Brian C. Broderick (12)*   28-11136        6. Michael J. Puzo   28-06165
2. Michael B. Elefante        28-06281        7.
3. Timothy F. Fidgeon         28-06169        8.
4. Stephen W. Kidder (35)*    28-11134        9.
5. Lawrence T. Perera         28-06167        10.

* Refers to manager number on attached detail in Item 7.

AS OF MARCH 31, 2008                      FORM 13F                      SEC FILE # KURT F SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                  -------------- --------- ----------- --------- ----------- -------- ----------------
                                                              SHARES OR                      VOTING AUTHORITY
                                          CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER           TITLE OF CLASS   NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
--------------           -------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                        (A) (B) (C)          SOLE SHARED NONE
                                                                        --- --- ---          ---- ------ ----
A F L A C INC             COMMON STOCK  001055102     2509019    38630           XX                29630
                                                                                 XX    12           4800
                                                                                 XX    35           4200
ABBOTT LABS               COMMON STOCK  002824100     3128825    56733           XX                48001
                                                                                 XX    12           4582
                                                                                 XX    35           4150
ALBERTO CULVER CO NEW     COMMON STOCK  013078100      323438    11800           XX                 9400
                                                                                 XX    35           2400
ALCOA INC                 COMMON STOCK  013817101      288480     8000           XX                 8000
AMERICAN INTERNATIONAL    COMMON STOCK  026874107      662331    15314           XX                10314
GROUP INC                                                                        XX    12           4500
                                                                                 XX    35            500
AMGEN INC                 COMMON STOCK  031162100      764073    18288           XX                 8988
                                                                                 XX    12           5800
                                                                                 XX    35           3500
ANALOG DEVICES, INC.      COMMON STOCK  032654105      350786    11883           XX                 9033
                                                                                 XX    12           1400
                                                                                 XX    35           1450
ANALOGIC CORP             COMMON STOCK  032657207      356322     5355           XX                 4355
                                                                                 XX    12            250
                                                                                 XX    35            750
APTARGROUP INC            COMMON STOCK  038336103     4227019   108580           XX                84530
                                                                                 XX    12          12000
                                                                                 XX    35          12050
AUTOMATIC DATA            COMMON STOCK  053015103     1433969    33828           XX                26626
PROCESSING                                                                       XX    12           1500
                                                                                 XX    35           5702
B P PLC ADR               COMMON STOCK  055622104     3528860    58184           XX                45424
                                                                                 XX    12           4400
                                                                                 XX    35           8360

AS OF MARCH 31, 2008                      FORM 13F                      SEC FILE # KURT F SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                  -------------- --------- ----------- --------- ----------- -------- ----------------
                                                              SHARES OR                      VOTING AUTHORITY
                                          CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER           TITLE OF CLASS   NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
--------------           -------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                        (A) (B) (C)          SOLE SHARED NONE
                                                                        --- --- ---          ---- ------ ----
BANK OF AMERICA CORP      COMMON STOCK  060505104      879095    23189           XX                19789
                                                                                 XX    35           3400
BANK OF NEW YORK MELLON   COMMON STOCK  064058100      240114     5754           XX                 5754
CORP
BERKSHIRE HATHAWAY INC    CLASS A       084670108     1334000       10           XX                   10
BERKSHIRE HATHAWAY INC    CLASS B       084670207      800649      179           XX                  179
BOEING COMPANY            COMMON STOCK  097023105      260295     3500           XX                 2100
                                                                                 XX    35           1400
BOTTOMLINE TECHNOLOGIES   COMMON STOCK  101388106      190260    15100           XX                14700
INC                                                                              XX    12            400
BRISTOL MYERS SQUIBB CO   COMMON STOCK  110122108      240264    11280           XX                10980
                                                                                 XX    35            300
BURLINGTON NORTHERN       CORP COMMON   12189T104      593436     6435           XX                 6435
SANTA FE
C S X CORP                COMMON STOCK  126408103      230560     4112           XX    12           4112
CANADIAN NATIONAL         COMMON STOCK  136375102     5199860   107613           XX                84163
RAILWAY CO                                                                       XX    12           9650
                                                                                 XX    35          13800
CHEVRON CORP              COMMON STOCK  166764100     3518881    41224           XX                38956
                                                                                 XX    35           2268
CHUBB CORPORATION         COMMON STOCK  171232101      573770    11596           XX                11596
CISCO SYS INC             COMMON STOCK  17275R102     1922671    79812           XX                52062
                                                                                 XX    12          20000
                                                                                 XX    35           7750

AS OF MARCH 31, 2008                      FORM 13F                      SEC FILE # KURT F SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                  -------------- --------- ----------- --------- ----------- -------- ----------------
                                                              SHARES OR                      VOTING AUTHORITY
                                          CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER           TITLE OF CLASS   NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
--------------           -------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                        (A) (B) (C)          SOLE SHARED NONE
                                                                        --- --- ---          ---- ------ ----
COCA COLA CO              COMMON STOCK  191216100      735005    12075           XX                 5875
                                                                                 XX    12           6200
COLGATE PALMOLIVE CO      COMMON STOCK  194162103      305173     3917           XX                 3917
CONOCOPHILLIPS            COMMON STOCK  20825C104      798909    10483           XX                 9983
                                                                                 XX    35            500
DOW CHEMICAL CO           COMMON STOCK  260543103      378523    10272           XX                10272
E I DU PONT DE NEMOURS    COMMON STOCK  263534109      626584    13400           XX                11600
& CO                                                                             XX    12           1400
                                                                                 XX    35            400
E M C CORP                COMMON STOCK  268648102     1998265   139349           XX               113749
                                                                                 XX    12          18000
                                                                                 XX    35           7600
EMERSON ELECTRIC CO       COMMON STOCK  291011104     4704010    91411           XX                70661
                                                                                 XX    12          11200
                                                                                 XX    35           9550
ENCANA CORP               COMMON STOCK  292505104     8370830   110506           XX                83256
                                                                                 XX    12          15450
                                                                                 XX    35          11800
EXXON MOBIL CORP          COMMON STOCK  30231G102     9929015   117392           XX                94127
                                                                                 XX    12          13428
                                                                                 XX    35           9837
F P L GROUP INC           COMMON STOCK  302571104      225864     3600           XX                 2000
                                                                                 XX    12           1600
GENERAL ELECTRIC CO       COMMON STOCK  369604103     5244835   141714           XX               110314
                                                                                 XX    12          21100
                                                                                 XX    35          10300
GENERAL MILLS INC         COMMON STOCK  370334104     1096762    18316           XX                15172
                                                                                 XX    12           3144
GILEAD SCIENCES           COMMON STOCK  375558103      329792     6400           XX    12           6400

AS OF MARCH 31, 2008                      FORM 13F                      SEC FILE # KURT F SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                  -------------- --------- ----------- --------- ----------- -------- ----------------
                                                              SHARES OR                      VOTING AUTHORITY
                                          CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER           TITLE OF CLASS   NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
--------------           -------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                        (A) (B) (C)          SOLE SHARED NONE
                                                                        --- --- ---          ---- ------ ----
GROUPE DANONE             SPONSORED     399449107     2410236   134275           XX               105875
                          ADR                                                    XX    12          16300
                                                                                 XX    35          12100
HSBC HOLDINGS PLC         SPONSORED     404280406      319324     3880           XX                 3880
                          ADR NEW
HELMERICH & PAYNE INC     COMMON STOCK  423452101     1017641    21712           XX                15512
                                                                                 XX    12           5000
                                                                                 XX    35           1200
HESS CORP                 COMMON STOCK  42809H107      285703     3240           XX                 3240
HONEYWELL INTERNATIONAL   COMMON STOCK  438516106      322722     5720           XX                 5720
 INC
ILLINOIS TOOL WORKS INC   COMMON STOCK  452308109      226681     4700           XX                  700
                                                                                 XX    35           4000
INTEL CORPORATION         COMMON STOCK  458140100     4448393   210028           XX               157109
                                                                                 XX    12          29800
                                                                                 XX    35          23119
INTL BUSINESS MACHINES    COMMON STOCK  459200101     2134811    18541           XX                16591
                                                                                 XX    12           1950
INTERNATIONAL PAPER CO    COMMON STOCK  460146103      217600     8000           XX                 8000
INVITROGEN CORP           COMMON STOCK  46185R100     1560682    18260           XX                15310
                                                                                 XX    12           2150
                                                                                 XX    35            800
JOHNSON & JOHNSON         COMMON STOCK  478160104     6586900   101540           XX                83832
                                                                                 XX    12           7158
                                                                                 XX    35          10550
KIMBERLY CLARK CORP       COMMON STOCK  494368103      232380     3600           XX                 3000
                                                                                 XX    35            600
ELI LILLY & CO.           COMMON STOCK  532457108      496915     9632           XX                 3632

AS OF MARCH 31, 2008                      FORM 13F                      SEC FILE # KURT F SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                  -------------- --------- ----------- --------- ----------- -------- ----------------
                                                              SHARES OR                      VOTING AUTHORITY
                                          CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER           TITLE OF CLASS   NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
--------------           -------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                        (A) (B) (C)          SOLE SHARED NONE
                                                                        --- --- ---          ---- ------ ----
                                                                                 XX    12           6000
LINCOLN NATL CORP IND     COMMON STOCK  534187109     2086292    40121           XX                28770
                                                                                 XX    12           3175
                                                                                 XX    35           8176
MATSUSHITA ELECTRIC INDL  ADR           576879209     1037195    47775           XX                38375
                                                                                 XX    12           3500
                                                                                 XX    35           5900
MAXWELL TECHNOLOGIES      COMMON STOCK  577767106      169409    16625           XX                15925
INC                                                                              XX    12            700
MERCK & CO INC            COMMON STOCK  589331107     2335367    61538           XX                52676
                                                                                 XX    12           2900
                                                                                 XX    35           5962
MICROSOFT CORP            COMMON STOCK  594918104     2889056   101799           XX                86781
                                                                                 XX    12           5900
                                                                                 XX    35           9118
MOTOROLA INC              COMMON STOCK  620076109      148103    15925           XX                 2125
                                                                                 XX    12          13800
NOKIA CORP ADR A          COMMON STOCK  654902204     2434995    76500           XX                63700
                                                                                 XX    12           4100
                                                                                 XX    35           8700
NORFOLK SOUTHERN CORP     COMMON STOCK  655844108      242810     4470           XX                 4470
NOVARTIS AG ADR           COMMON STOCK  66987V109     3279488    64015           XX                50015
                                                                                 XX    12           9000
                                                                                 XX    35           5000
NOVO NORDISK A/S ADR      COMMON STOCK  670100205      510160     7368           XX                 7368

AS OF MARCH 31, 2008                      FORM 13F                      SEC FILE # KURT F SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                  -------------- --------- ----------- --------- ----------- -------- ----------------
                                                              SHARES OR                      VOTING AUTHORITY
                                          CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER           TITLE OF CLASS   NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
--------------           -------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                        (A) (B) (C)          SOLE SHARED NONE
                                                                        --- --- ---          ---- ------ ----
ORACLE CORP               COMMON STOCK  68389X105     1532819    78365           XX                62015
                                                                                 XX    12           5400
                                                                                 XX    35          10950
PALL CORP                 COMMON STOCK  696429307      212735     6066           XX                 6066
PEPSICO INC               COMMON STOCK  713448108     3131170    43368           XX                35218
                                                                                 XX    12           3200
                                                                                 XX    35           4950
PFIZER INC                COMMON STOCK  717081103     1842049    88010           XX                63510
                                                                                 XX    12          18100
                                                                                 XX    35           6400
PORTLAND GENERAL          COMMON STOCK  736508847     1028280    45600           XX                35450
ELECTRIC CO                                                                      XX    12           4650
                                                                                 XX    35           5500
PROCTER & GAMBLE CO       COMMON STOCK  742718109     5437852    77606           XX                63981
                                                                                 XX    12           8000
                                                                                 XX    35           5625
ROYAL DUTCH SHELL PLC     SPONSORED     780259206      220736     3200           XX                 1800
                          ADR REPSTG                                             XX    35           1400
                          A SHARES
SAN JUAN BASIN ROYALTY    COMMON STOCK  798241105      430007    11550           XX                 7750
TRUST                                                                            XX    12           3800
SCHLUMBERGER LTD          COMMON STOCK  806857108      829110     9530           XX                 6180
                                                                                 XX    12           3300
                                                                                 XX    35             50
J M SMUCKER CO NEW        COMMON STOCK  832696405      244446     4830           XX                 3030
                                                                                 XX    12           1500
                                                                                 XX    35            300
SNAP ON INC               COMMON STOCK  833034101      327728     6445           XX                 4095
                                                                                 XX    12           2350
SONOSITE INC              COMMON STOCK  83568G104      540170    19000           XX                14350

AS OF MARCH 31, 2008                      FORM 13F                      SEC FILE # KURT F SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                  -------------- --------- ----------- --------- ----------- -------- ----------------
                                                              SHARES OR                      VOTING AUTHORITY
                                          CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER           TITLE OF CLASS   NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
--------------           -------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                        (A) (B) (C)          SOLE SHARED NONE
                                                                        --- --- ---          ---- ------ ----
                                                                                 XX    12           2250
                                                                                 XX    35           2400
STATE STREET CORP         COMMON STOCK  857477103     3196656    40464           XX                31970
                                                                                 XX    12           5294
                                                                                 XX    35           3200
SUNCOR ENERGY INC         COMMON STOCK  867229106      291459     3025           XX                 1975
                                                                                 XX    12            950
                                                                                 XX    35            100
TEXTRON                   COMMON STOCK  883203101      205054     3700           XX                 3700
3 M COMPANY               COMMON STOCK  88579Y101     5060455    63935           XX                47154
                                                                                 XX    12          10000
                                                                                 XX    35           6781
U S BANCORP               COMMON STOCK  902973304      236228     7300           XX                 7300
UNION PACIFIC CORP        COMMON STOCK  907818108      690844     5510           XX                 5510
VERISIGN INC              COMMON STOCK  92343E102      521037    15675           XX                14075
                                                                                 XX    12            400
                                                                                 XX    35           1200
WELLS FARGO & CO (NEW)    COMMON STOCK  949746101      349200    12000           XX                 6200
                                                                                 XX    12           5800
WYETH                     COMMON STOCK  983024100      881136    21100           XX                18000
                                                                                 XX    35           3100
XILINX INC                COMMON STOCK  983919101      733875    30900           XX                24300
                                                                                 XX    12           5600
                                                                                 XX    35           1000
ZIMMER HOLDINGS INC       COMMON STOCK  98956P102     1016151    13051           XX                10551
                                                                                 XX    12           1150
                                                                                 XX    35           1350
COVIDIEN LTD              COMMON STOCK  G2552X108      286519     6475           XX                 4425
                                                                                 XX    35           2050

AS OF MARCH 31, 2008                      FORM 13F                      SEC FILE # KURT F SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                  -------------- --------- ----------- --------- ----------- -------- ----------------
                                                              SHARES OR                      VOTING AUTHORITY
                                          CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER           TITLE OF CLASS   NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
--------------           -------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                        (A) (B) (C)          SOLE SHARED NONE
                                                                        --- --- ---          ---- ------ ----
INGERSOLL RAND LTD CL A   COMMON STOCK  G4776G101      521586    11700           XX                11700
AGGREGATE TOTAL                                   133,460,709